Earnings (Loss) Per Share (as restated) - Potentially Dilutive Securities Excluded from Calculation of EPS (FY) (Details)	12 Months Ended
Dec. 31, 2020 shares
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS (in shares)	22,973,567